UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund:  BlackRock Multi-State Municipal Series Trust
                     BlackRock Florida Municipal Bond Fund
                     BlackRock New Jersey Municipal Bond Fund
                     BlackRock Pennsylvania Municipal Bond Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 - Schedule of Investments

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 87.7%         Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds
                        (Adventist Health Systems-Sunbelt), 7%, 10/01/14 (a)                              $    1,095  $   1,330,940
                        -----------------------------------------------------------------------------------------------------------
                        Ballantrae, Florida, Community Development District, Capital Improvement
                        Revenue Bonds, 6%, 5/01/35                                                             1,195      1,168,459
                        -----------------------------------------------------------------------------------------------------------
                        Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                        Series E, 5.90%, 10/01/39 (b)(c)(d)                                                    1,000      1,004,800
                        -----------------------------------------------------------------------------------------------------------
                        Broward County, Florida, School Board, COP, Series A, 5.25%, 7/01/33 (e)               1,200      1,205,400
                        -----------------------------------------------------------------------------------------------------------
                        Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT,
                        6.25%, 1/01/19                                                                           535        511,241
                        -----------------------------------------------------------------------------------------------------------
                        Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus
                        Memorial Hospital), 6.25%, 8/15/23                                                       865        885,059
                        -----------------------------------------------------------------------------------------------------------
                        Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus
                        Memorial Hospital), 6.375%, 8/15/32                                                    1,500      1,520,835
                        -----------------------------------------------------------------------------------------------------------
                        Cypress Lakes, Florida, Community Development District, Special Assessment
                        Bonds, Series A, 6%, 5/01/34                                                           1,000        979,390
                        -----------------------------------------------------------------------------------------------------------
                        Fiddlers Creek, Florida, Community Development District Number 2, Special
                        Assessment Revenue Bonds, Series A, 6.375%, 5/01/35                                    1,500      1,350,735
                        -----------------------------------------------------------------------------------------------------------
                        Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35%,
                        7/01/28 (f)(g)                                                                           820        860,213
                        -----------------------------------------------------------------------------------------------------------
                        Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds,
                        AMT, Series 1, 6%, 7/01/39 (b)(c)(d)                                                     250        245,497
                        -----------------------------------------------------------------------------------------------------------
                        Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding
                        Bonds, AMT, Series 4, 6.25%, 7/01/22 (e)                                                 400        419,188
                        -----------------------------------------------------------------------------------------------------------
                        Florida State Board of Education, Lottery Revenue Bonds, Series B,
                        6.25%, 7/01/10 (h)(i)                                                                  5,000      5,423,150
                        -----------------------------------------------------------------------------------------------------------
                        Florida State Board of Education, Lottery Revenue Bonds, Series B,
                        5%, 7/01/28                                                                            1,000        997,440
                        -----------------------------------------------------------------------------------------------------------
                        Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of
                        Transportation), Series A, 6.25%, 7/01/10 (h)(i)                                       5,000      5,423,150
                        -----------------------------------------------------------------------------------------------------------
                        Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds
                        (JetBlue Airways Corp.), AMT, 6.375%, 11/15/26                                         1,000        718,440
                        -----------------------------------------------------------------------------------------------------------
                        Harbor Bay, Florida, Community Development District, Capital Improvement
                        Special Assessment Revenue Bonds, Series A, 7%, 5/01/33                                  960        987,936
                        -----------------------------------------------------------------------------------------------------------
                        Heritage Harbour North Community Development District, Florida, Capital
                        Improvement Bonds, 6.375%, 5/01/38                                                       500        440,315
                        -----------------------------------------------------------------------------------------------------------
                        Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT, Series A,
                        5.50%, 10/01/38 (j)                                                                    1,310      1,279,804
                        -----------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT   Alternative Minimum Tax (subject to)
CABS  Capital Appreciation Bonds
COP   Certificates of Participation
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDR   Industrial Development Revenue Bonds
PCR   Pollution Control Revenue Bonds
S/F   Single-Family

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                        Gypsum Company), AMT, Series A, 7.125%, 4/01/30                                   $    1,000  $     947,870
                        -----------------------------------------------------------------------------------------------------------
                        Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National
                        Gypsum Company), AMT, Series B, 7.125%, 4/01/30                                        1,750      1,658,773
                        -----------------------------------------------------------------------------------------------------------
                        Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company
                        Project), Series A, 5.65%, 5/15/18                                                       400        402,992
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville Electric Authority, Florida, Saint John's River Power Park System
                        Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37                                       700        703,521
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Economic Development Commission, Health Care
                        Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series A,
                        5.50%, 11/15/36                                                                        1,000        999,910
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Economic Development Commission, Health Care
                        Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series A,
                        5.50%, 11/15/36 (f)                                                                    1,000      1,013,510
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Economic Development Commission, Health Care
                        Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series B,
                        5.50%, 11/15/36                                                                        2,000      1,999,820
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Economic Development Commission, Health Care
                        Facilities Revenue Bonds (Mayo Clinic-Jacksonville), Series B,
                        5.50%, 11/15/36 (f)                                                                      410        415,539
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan
                        Parking Solutions Project), AMT, 5.875%, 6/01/31 (k)                                   2,050      2,079,459
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and
                        Improvement Bonds, 5.25%, 10/01/32 (h)                                                 1,200      1,207,392
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds,
                        AMT, Series A-1, 5.625%, 10/01/39 (b)(c)(d)                                              750        740,055
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds
                        (Baptist Medical Center Project), 5%, 8/15/37 (e)                                      1,000        984,930
                        -----------------------------------------------------------------------------------------------------------
                        Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (j)             1,170      1,191,434
                        -----------------------------------------------------------------------------------------------------------
                        Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program),
                        AMT, Series A-2, 6%, 9/01/40 (b)(c)(d)                                                 1,000      1,039,680
                        -----------------------------------------------------------------------------------------------------------
                        Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A,
                        5.90%, 9/01/40 (b)(c)(d)                                                                 750        737,775
                        -----------------------------------------------------------------------------------------------------------
                        Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                        (Martin Memorial Medical Center), Series A, 5.875%, 11/15/12 (i)                       2,320      2,615,429
                        -----------------------------------------------------------------------------------------------------------
                        Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami
                        International Airport), AMT, Series A, 5.50%, 10/01/41 (e)                             1,400      1,362,508
                        -----------------------------------------------------------------------------------------------------------
                        Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds,
                        Series B, 5.25%, 7/01/26 (h)                                                           2,495      2,543,777
                        -----------------------------------------------------------------------------------------------------------
                        Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds,
                        AMT, Series A, 5.55%, 10/01/49 (b)(c)(d)                                               1,000        981,210
                        -----------------------------------------------------------------------------------------------------------
                        Miami-Dade County, Florida, School Board, COP, Refunding, Series B, 5.25%,
                        5/01/30 (j)                                                                              815        829,792
                        -----------------------------------------------------------------------------------------------------------
                        Miami-Dade County, Florida, Solid Waste System Revenue Bonds,
                        5.25%, 10/01/30 (f)                                                                    1,250      1,255,813
                        -----------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Middle Village Community Development District, Florida, Special Assessment
                        Bonds, Series A, 6%, 5/01/35                                                      $    1,000  $     895,260
                        -----------------------------------------------------------------------------------------------------------
                        Midtown Miami, Florida, Community Development District, Special Assessment
                        Revenue Bonds, Series A, 6.25%, 5/01/37                                                1,000        903,100
                        -----------------------------------------------------------------------------------------------------------
                        Oak Creek, Florida, Community Development District, Special Assessment
                        Bonds, 5.80%, 5/01/35                                                                    960        843,504
                        -----------------------------------------------------------------------------------------------------------
                        Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                        (Orlando Regional Healthcare), 6%, 12/01/12 (i)                                        2,705      3,041,529
                        -----------------------------------------------------------------------------------------------------------
                        Orlando, Florida, Urban Community Development District, Capital Improvement
                        Special Assessment Bonds, 6.25%, 5/01/34                                               1,000        895,810
                        -----------------------------------------------------------------------------------------------------------
                        Orlando, Florida, Urban Community Development District, Capital Improvement
                        Special Assessment Bonds, Series A, 6.95%, 5/01/11 (i)                                   930      1,028,859
                        -----------------------------------------------------------------------------------------------------------
                        Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A,
                        5.50%, 10/01/27 (h)                                                                      925        925,953
                        -----------------------------------------------------------------------------------------------------------
                        Park Place Community Development District, Florida, Special Assessment
                        Revenue Bonds, 6.75%, 5/01/10 (i)                                                        500        538,560
                        -----------------------------------------------------------------------------------------------------------
                        Park Place Community Development District, Florida, Special Assessment
                        Revenue Bonds, 6.375%, 5/01/34                                                           980        951,609
                        -----------------------------------------------------------------------------------------------------------
                        Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds
                        (Adventist Health System-Sunbelt), 7%, 10/01/14 (a)                                    2,080      2,490,134
                        -----------------------------------------------------------------------------------------------------------
                        Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A,
                        5.25%, 10/01/28 (l)                                                                    1,000      1,007,720
                        -----------------------------------------------------------------------------------------------------------
                        Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS,
                        5.368%, 6/01/32 (l)                                                                    2,295        588,713
                        -----------------------------------------------------------------------------------------------------------
                        Santa Rosa County, Florida, School Board, COP, Refunding, Series 2,
                        5.25%, 2/01/26 (h)                                                                     2,000      2,024,420
                        -----------------------------------------------------------------------------------------------------------
                        South Kendall, Florida, Community Development District, Special Assessment
                        Bonds, Series A, 5.90%, 5/01/35                                                          955        921,374
                        -----------------------------------------------------------------------------------------------------------
                        South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                        Hospital Inc.), 5.80%, 10/01/34                                                        1,000      1,005,630
                        -----------------------------------------------------------------------------------------------------------
                        South Lake County, Florida, Hospital District Revenue Bonds (South Lake
                        Hospital Inc.), 6.375%, 10/01/34                                                         995      1,005,020
                        -----------------------------------------------------------------------------------------------------------
                        Suncoast Community Development District, Florida, Capital Improvement
                        Revenue Bonds, Series A, 5.875%, 5/01/34                                                 590        568,394
                        -----------------------------------------------------------------------------------------------------------
                        University of Central Florida Athletics Association Inc., COP, Series A, 5.25%,
                        10/01/34 (h)                                                                           2,860      2,530,843
                        -----------------------------------------------------------------------------------------------------------
                        University of Central Florida, COP (UCF Convocation Center), Series A,
                        5%, 10/01/35 (h)                                                                       1,600      1,446,288
                        -----------------------------------------------------------------------------------------------------------
                        Village Center Community Development District, Florida, Utility Revenue
                        Bonds, 5.125%, 10/01/28 (f)                                                            1,000        984,550
                        -----------------------------------------------------------------------------------------------------------
                        Vista Lakes Community Development District, Florida, Capital Improvement
                        Revenue Bonds, Series A, 6.75%, 5/01/12 (i)                                            1,405      1,577,941
                        -----------------------------------------------------------------------------------------------------------
                        Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson
                        University Project), Series A, 5%, 6/01/35 (m)                                         1,000        831,680
                        -----------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Watergrass Community Development District, Florida, Special Assessment
                        Revenue Bonds, Series B, 5.125%, 11/01/14                                         $    1,000  $     902,570
                                                                                                                      -------------
                                                                                                                         80,372,642
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 5.1%      Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
                        Revenue Bonds, Series A, 6%, 7/01/44                                                   2,200      2,302,960
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                        Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                        6.625%, 6/01/26                                                                        1,365      1,387,932
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Public Buildings Authority, Government Facilities Revenue
                        Refunding Bonds, Series I, 5%, 7/01/36 (n)                                             1,000        955,120
                                                                                                                      -------------
                                                                                                                          4,646,012
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds - 92.8%                                                                    85,018,654
-----------------------------------------------------------------------------------------------------------------------------------

                        Municipal Bonds Transferred to Tender Option Bond Trusts (o)
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 8.1%          Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A,
                        5%, 10/01/33 (e)                                                                       1,435      1,280,676
                        -----------------------------------------------------------------------------------------------------------
                        Palm Beach County, Florida, School Board, COP, Series A, 5%, 8/01/31 (e)               1,005      1,010,186
                        -----------------------------------------------------------------------------------------------------------
                        South Broward, Florida, Hospital District, Hospital Revenue Bonds,
                        5.625%, 5/01/32 (f)                                                                    4,640      5,155,040
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds Transferred to
                        Tender Option Bond Trusts - 8.1%                                                                  7,445,902
-----------------------------------------------------------------------------------------------------------------------------------

                        Mutual Funds                                                                          Shares
-----------------------------------------------------------------------------------------------------------------------------------
                        BlackRock Florida Insured Municipal 2008 Term Trust (p)                              211,000      3,120,690
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Mutual Funds - 3.4%                                                                         3,120,690
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Long-Term Investments (Cost - $96,883,395) - 104.3%                                        95,585,246
-----------------------------------------------------------------------------------------------------------------------------------

                        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                        CMA Florida Municipal Money Fund, 1.28% (p)(q)                                         5,871          5,871
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Short-Term Securities (Cost - $5,871) - 0.0%                                                    5,871
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $96,889,266*) - 104.3%                                                 95,591,117

                        Liabilities in Excess of Other Assets - (0.2)%                                                     (197,976)

                        Liability for Trust Certificates,
                        Including Interest Expense and Fees Payable - (4.1)%                                             (3,711,841)
                                                                                                                      -------------
                        Net Assets - 100.0%                                                                           $  91,681,300
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008 as computed for federal income tax purposes, were as follows:
      Aggregate cost                                               $ 92,770,946
                                                                   ============
      Gross unrealized appreciation                                $  2,331,122
      Gross unrealized depreciation                                  (3,201,215)
                                                                   ------------
      Net unrealized depreciation                                  $   (870,093)
                                                                   ============
(a)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(b)   FNMA Collateralized.
(c)   GNMA Collateralized.
(d)   FHLMC Collateralized.
(e)   FSA Insured.
(f)   MBIA Insured.

BlackRock Florida Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)

(g)   FHA Insured.
(h)   FGIC Insured.
(i) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(j)   Assured Guaranty Insured.
(k)   ACA Insured.
(l)   AMBAC Insured.
(m)   CIFG Insured.
(n)   Commonwealth Guaranteed.
(o) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                          Purchase    Sale    Realized
      Affiliate                             Cost      Cost      Gain      Income
      --------------------------------------------------------------------------
      BlackRock Florida Insured
         Municipal 2008 Term Trust          --         --        --       $3,165
      CMA Florida Municipal Money Fund     $44(1)      --        --        $ 295
      --------------------------------------------------------------------------
      (1) Represents net purchase cost.
(q)   Represents the current yield as of report date.

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

            --------------------------------------------------------------------
            Valuation                                             Investments in
            Inputs                                                  Securities

            --------------------------------------------------------------------
            Level 1                                                 $  3,126,561
            Level 2                                                   92,464,556
            Level 3                                                           --
            --------------------------------------------------------------------
            Total                                                   $ 95,591,117
                                                                    ============

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 80.0%      Burlington County, New Jersey, Bridge Commission, EDR, Refunding
                        (The Evergreens Project), 5.625%, 1/01/38                                         $    1,850  $   1,618,269
                        -----------------------------------------------------------------------------------------------------------
                        Camden County, New Jersey, Pollution Control Financing Authority, Solid
                        Waste Resource Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50%,
                        12/01/10                                                                                 340        340,850
                        -----------------------------------------------------------------------------------------------------------
                        Camden County, New Jersey, Pollution Control Financing Authority, Solid
                        Waste Resource Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50%,
                        12/01/09                                                                                  80         80,236
                        -----------------------------------------------------------------------------------------------------------
                        Cape May Point, New Jersey, GO, 5.70%, 3/15/13                                           750        787,282
                        -----------------------------------------------------------------------------------------------------------
                        Delaware River and Bay Authority, Revenue Refunding Bonds, 5%,
                        1/01/28 (a)                                                                            1,000      1,005,870
                        -----------------------------------------------------------------------------------------------------------
                        Delaware River Joint Toll Bridge Commission of New Jersey and
                        Pennsylvania, Bridge Revenue Refunding Bonds, 5%, 7/01/24                              2,450      2,485,574
                        -----------------------------------------------------------------------------------------------------------
                        Delaware River Port Authority of Pennsylvania and New Jersey Revenue
                        Bonds, 5.75%, 1/01/26 (b)                                                             15,000     15,480,750
                        -----------------------------------------------------------------------------------------------------------
                        Delaware River Port Authority of Pennsylvania and New Jersey, Revenue
                        Refunding Bonds (Port District Project), Series A, 5.20%, 1/01/27 (b)                    350        354,767
                        -----------------------------------------------------------------------------------------------------------
                        Garden State Preservation Trust of New Jersey, Capital Appreciation
                        Revenue Bonds, Series B, 5.24%, 11/01/27 (b)(c)                                        4,135      1,616,289
                        -----------------------------------------------------------------------------------------------------------
                        Garden State Preservation Trust of New Jersey, Open Space and Farmland
                        Preservation Revenue Bonds, Series A, 5.80%, 11/01/22 (b)                              1,640      1,834,045
                        -----------------------------------------------------------------------------------------------------------
                        Garden State Preservation Trust of New Jersey, Open Space and Farmland
                        Preservation Revenue Bonds, Series A, 5.75%, 11/01/28 (b)                              2,080      2,395,058
                        -----------------------------------------------------------------------------------------------------------
                        Garden State Preservation Trust of New Jersey Revenue Bonds, Series B,
                        5.17%, 11/01/24 (b)(c)                                                                10,000      4,643,600
                        -----------------------------------------------------------------------------------------------------------
                        Gloucester County, New Jersey, Improvement Authority, Lease Revenue
                        Bonds, Series A, 5%, 7/15/23 (a)                                                         250        255,847
                        -----------------------------------------------------------------------------------------------------------
                        Hopatcong Boro, New Jersey, GO, 5.75%, 8/01/13 (d)(e)                                  2,300      2,610,477
                        -----------------------------------------------------------------------------------------------------------
                        Knowlton Township, New Jersey, Board of Education, GO, 6.60%, 8/15/11                    169        189,123
                        -----------------------------------------------------------------------------------------------------------
                        Middlesex County, New Jersey, COP, Refunding, 5%, 8/01/22 (a)                            200        204,428
                        -----------------------------------------------------------------------------------------------------------
                        Middlesex County, New Jersey, Improvement Authority, County-Guaranteed
                        Revenue Bonds (Golf Course Projects), 5.25%, 6/01/26                                   1,705      1,783,157
                        -----------------------------------------------------------------------------------------------------------
                        Middlesex County, New Jersey, Improvement Authority Revenue Bonds (New
                        Brunswick Apartments Rental Housing), AMT, 5.15%, 2/01/24 (f)                          2,965      2,831,783
                        -----------------------------------------------------------------------------------------------------------
                        Middlesex County, New Jersey, Improvement Authority, Senior Revenue
                        Bonds (Heldrich Center Hotel/Conference Project), Series A, 5%, 1/01/15                1,000        934,320
                        -----------------------------------------------------------------------------------------------------------
                        Middlesex County, New Jersey, Improvement Authority, Senior Revenue
                        Bonds (Heldrich Center Hotel/Conference Project), Series A, 5%, 1/01/20                  290        259,579
                        -----------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT   Alternative Minimum Tax (subject to) GO General Obligation Bonds
CABS  Capital Appreciation Bonds
COP   Certificates of Participation
EDA   Economic Development Authority
EDR   Economic Development Revenue Bonds
IDR   Industrial Development Revenue Bonds
M/F   Multi-Family
PCR   Pollution Control Revenue Bonds
S/F   Single-Family

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Middlesex County, New Jersey, Pollution Control Financing Authority,
                        Revenue Refunding Bonds (Amerada Hess Corporation), 6.05%, 9/15/34                $    1,000  $   1,002,470
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625%, 6/15/19                             520        509,460
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29                              790        749,568
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29 (g)                        1,000      1,031,660
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50%, 6/15/31 (h)                          125        121,355
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/34                            3,845      3,568,852
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25%,
                        6/01/24                                                                                  875        877,389
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25%,
                        6/01/32                                                                                  500        488,025
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, EDR, Refunding (Burlington Coat Factory), 6.125%,
                        9/01/10                                                                                   80         80,086
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation
                        Improvement District Project), 6.50%, 4/01/28                                          2,500      2,524,725
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, EDR, Refunding (The Seeing Eye, Inc. Project), 5%,
                        12/01/24 (e)                                                                           6,500      6,683,235
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, EDR (The Seeing Eye, Inc.), 6.20%, 12/01/09 (d)                        3,000      3,203,430
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project),
                        Series A, 5.875%, 1/01/37                                                              1,000        882,610
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home),
                        Series A, 6.375%, 11/01/31                                                             1,330      1,261,851
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home),
                        Series B, 5.75%, 11/01/31                                                              1,630      1,626,479
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship
                        Village), Series A, 5.30%, 1/01/10                                                       585        597,238
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester
                        Gardens at Ward Homestead Project), Series A, 5.80%, 11/01/31                          1,500      1,407,345
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7%,
                        10/01/14                                                                               1,250      1,255,500
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 4.95%,
                        7/01/21 (a)(c)                                                                         1,675        895,187
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%,
                        7/01/29 (a)                                                                            2,100      2,103,024
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, PCR (Public Service Electric & Gas Co.), AMT, Series A,
                        6.40%, 5/01/32 (a)                                                                       100        100,857
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village
                        Inc. Facility), Series A, 7.25%, 11/15/11 (d)                                            425        488,754
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Retirement Community Revenue Refunding Bonds
                        (Seabrook Village, Inc.), 5.25%, 11/15/26                                              2,000      1,726,540
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Retirement Community Revenue Refunding Bonds
                        (Seabrook Village, Inc.), 5.25%, 11/15/36                                                600        484,542
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Revenue Bonds (American Airlines Inc. Project), AMT,
                        7.10%, 11/01/31                                                                        1,075        645,032
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Revenue Bonds (Motor Vehicle Commission), Series A,
                        5.625%, 7/01/12 (a)(c)                                                                 4,000      3,515,720
                        -----------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Revenue Bonds (Newark Downtown District Management
                        Corporation), 5.125%, 6/15/37                                                     $      350  $     304,367
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Revenue Bonds (Saint Barnabas Medical Center Project),
                        Series A, 5.625%, 7/01/23 (a)(c)                                                       4,000      1,875,480
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, School Facilities Construction Revenue Bonds, Series G, 5%,
                        9/01/13 (d)(e)                                                                         2,500      2,755,225
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                        5.25%, 3/01/23                                                                         1,590      1,663,903
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, School Facilities Construction Revenue Bonds, Series U, 5%,
                        9/01/37 (e)                                                                            1,000      1,010,840
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste
                        Management Inc.), AMT, Series A, 5.30%, 6/01/15                                        2,000      1,910,240
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc.
                        Project), AMT, 6.25%, 9/15/19                                                          3,000      2,447,100
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund),
                        Series A, 5.25%, 3/15/21 (a)(c)                                                        2,000      1,075,100
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American
                        Water Company, Inc. Project), AMT, Series A, 5.25%, 11/01/32 (e)                       1,250      1,136,988
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American
                        Water Company, Inc. Project), AMT, Series A, 6.875%, 11/01/34 (i)                        100        101,190
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (Avalon at Hillsborough), AMT, Series A, 6.625%, 7/01/35                                 500        461,385
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (Children's Specialized Hospital), Series A, 5.50%, 7/01/36                              460        421,484
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (Hunterdon Medical Center), Series A, 5.25%, 7/01/25                                     750        755,693
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (Hunterdon Medical Center), Series A, 5.125%, 7/01/35                                  1,100      1,052,799
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (Kennedy Health System), 5.50%, 7/01/21                                                2,000      2,021,800
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (Kennedy Health System), 5.625%, 7/01/31                                                 455        457,088
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (Meridian Health), Series I, 5%, 7/01/38 (g)                                           2,425      2,384,212
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (Pascack Valley Hospital Association), 6%, 7/01/13                                       830        575,854
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (RWJ Healthcare Corporation), Series B, 5%, 7/01/25 (h)                                  250        242,238
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds
                        (Robert Wood Johnson University Hospital), 5.75%, 7/01/25                              2,650      2,675,440
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
                        Jersey Hospital System), 6%, 7/01/12 (d)                                               1,500      1,674,075
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Atlantic City Medical Center), 6.25%, 7/01/12 (d)                                 405        457,553
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Atlantic City Medical Center), 6.25%, 7/01/17                                     505        542,057
                        -----------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Bayshore Community Hospital), 5.125%, 7/01/32 (h)                          $    1,500  $   1,332,840
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Capital Health System Inc.), Series A, 5.75%, 7/01/23                             600        607,134
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (General Hospital Center at Passaic), 6.75%, 7/01/19 (b)(j)                        125        150,755
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Hackensack University Medical Center), 5.25%, 1/01/36 (g)                       3,600      3,642,120
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Saint Barnabas Health Care System), Series A, 5%, 7/01/29                       3,940      3,565,739
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Saint Barnabas Health Care System), Series B, 5.92%, 7/01/30 (c)                4,500        952,875
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Saint Barnabas Health Care System), Series B, 5.72%, 7/01/36 (c)                7,360        986,682
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Saint Barnabas Health Care System), Series B, 5.79%, 7/01/37 (c)                7,000        865,830
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (Saint Joseph's Hospital and Medical Center), Series A, 6%,
                        7/01/26 (k)                                                                              150        150,033
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (South Jersey Hospital System), 5%, 7/01/36                                      1,000        942,660
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                        Bonds (South Jersey Hospital System), 5%, 7/01/46                                      3,200      2,936,256
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
                        Bonds (Convention Center), 5.50%, 3/01/21 (a)                                            805        875,711
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
                        Series A, 5.50%, 3/01/10 (a)                                                           1,930      2,029,723
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
                        Series A, 5.50%, 3/01/20 (a)                                                           3,070      3,172,968
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (Fairleigh
                        Dickinson University), Series D, 5.25%, 7/01/32 (l)                                    2,800      2,548,448
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (Georgian
                        Court College Project), Series C, 6.50%, 7/01/13 (d)                                     750        875,100
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (Kean
                        University), Series D, 5.25%, 7/01/13 (d)(i)                                             250        277,170
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (Montclair
                        State University), Series F, 5%, 7/01/11 (d)(i)                                          500        532,900
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (New
                        Jersey Institute of Technology), Series G, 5.25%, 7/01/19 (a)                          1,000      1,042,730
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (Public
                        Library Project Grant Issue), Series A, 5.50%, 9/01/19 (e)                             1,120      1,187,995
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (Richard
                        Stockton College), Series F, 5%, 7/01/31 (a)                                             500        493,930
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (Rider
                        University), Series C, 5%, 7/01/37 (h)                                                 2,400      2,126,328
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                        University), Series C, 5%, 7/01/14 (a)(d)                                                650        723,177
                        -----------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority Revenue Bonds (Rowan
                        University), Series C, 5.125%, 7/01/14 (a)(d)                                     $      715  $     800,264
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                        (College of New Jersey), Series D, 5%, 7/01/35 (b)                                     1,000      1,018,620
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                        (Georgian Court University), Series D, 5%, 7/01/33                                       500        462,500
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                        (Ramapo College), Series I, 4.25%, 7/01/36 (e)                                           295        253,222
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                        (Rowan University), Series B, 5%, 7/01/27 (g)                                          1,250      1,295,150
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                        (Rowan University), Series B, 4.25%, 7/01/34 (i)                                       1,950      1,683,708
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                        (Stevens Institute of Technology), Series A, 5%, 7/01/34                               1,400      1,235,556
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                        (William Paterson University), Series C, 5%, 7/01/38                                   3,200      3,244,512
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State, GO, 5.75%, 5/01/12                                                   2,500      2,762,275
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State, GO, Refunding, Series H, 5.25%, 7/01/14                              3,000      3,335,160
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State, GO, Refunding, Series N, 5.50%, 7/15/17 (i)                          3,000      3,408,480
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Higher Education Assistance Authority, Student Loan
                        Revenue Bonds, AMT, Series A, 5.30%, 6/01/17 (e)                                          15         15,168
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Highway Authority, Garden State Parkway, Senior General
                        Revenue Refunding Bonds, 6.20%, 1/01/10 (j)                                              545        563,328
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Housing and Mortgage Finance Agency, M/F Housing
                        Revenue Refunding Bonds, Series B, 6.15%, 11/01/20 (b)                                   195        199,142
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Housing and Mortgage Finance Agency, M/F Housing
                        Revenue Refunding Bonds, Series B, 6.25%, 11/01/26 (b)                                   940        955,068
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Housing and Mortgage Finance Agency, S/F Housing
                        Revenue Bonds, AMT, Series U, 4.90%, 10/01/27                                          2,500      2,240,325
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Housing and Mortgage Finance Agency, S/F Housing
                        Revenue Bonds, AMT, Series U, 4.95%, 10/01/32                                            640        557,862
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Housing and Mortgage Finance Agency, S/F Housing
                        Revenue Bonds, AMT, Series X, 4.85%, 4/01/16                                           2,000      2,013,340
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Housing and Mortgage Finance Agency, S/F Housing
                        Revenue Refunding Bonds, AMT, Series T, 4.65%, 10/01/32                                4,400      3,638,360
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Housing and Mortgage Finance Agency, S/F Housing
                        Revenue Refunding Bonds, AMT, Series T, 4.70%, 10/01/37                                2,900      2,373,824
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Transit Corporation, COP (Federal Transit Administration
                        Grants), Series A, 6.125%, 9/15/09 (d)(e)                                              1,500      1,561,410
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Transportation Trust Fund Authority Revenue Bonds,
                        Transportation System, Series A, 5.75%, 6/15/20                                        2,820      3,176,871
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Transportation Trust Fund Authority, Transportation
                        System Revenue Bonds, Series A, 4.75%, 12/15/37 (e)                                    3,000      2,967,030
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Transportation Trust Fund Authority, Transportation
                        System Revenue Bonds, Series C, 5.05%, 12/15/35 (c)(e)                                 1,380        319,235
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Transportation Trust Fund Authority, Transportation
                        System Revenue Bonds, Series D, 5%, 6/15/20                                            1,230      1,285,719
                        -----------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        New Jersey State Transportation Trust Fund Authority, Transportation
                        System Revenue Refunding Bonds, Series B, 6.50%, 6/15/10 (a)                      $    1,560  $   1,673,864
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Transportation Trust Fund Authority, Transportation
                        System Revenue Refunding Bonds, Series B, 6.50%, 6/15/10 (a)(j)                          940      1,012,794
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Transportation Trust Fund Authority, Transportation
                        System Revenue Refunding Bonds, Series B, 6%, 12/15/11 (a)(d)                          2,500      2,781,825
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Transportation Trust Fund Authority, Transportation
                        System Revenue Refunding Bonds, Series B, 5.50%, 12/15/21 (a)                          1,800      1,970,928
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B,
                        5.15%, 1/01/35 (c)(e)                                                                  1,510      1,097,468
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                        Series A, 5%, 1/01/27 (i)                                                              1,000        995,180
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                        Series C, 6.50%, 1/01/16                                                                  80         91,730
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                        Series C, 6.50%, 1/01/16 (a)                                                             545        642,255
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                        Series C, 6.50%, 1/01/16 (j)                                                             420        482,093
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                        Series C, 6.50%, 1/01/16 (a)(j)                                                        2,955      3,394,345
                        -----------------------------------------------------------------------------------------------------------
                        Newark, New Jersey, Health Care Facility Revenue Refunding Bonds
                        (New Community Urban Renewal), Series A, 5.20%, 6/01/30 (m)(n)                           935        949,782
                        -----------------------------------------------------------------------------------------------------------
                        Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
                        Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark
                        Redevelopment Projects), 4.375%, 1/01/37 (a)                                           4,000      3,637,200
                        -----------------------------------------------------------------------------------------------------------
                        North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding
                        Bonds, Series A, 5.41%, 8/01/21 (a)(c)                                                 5,000      2,637,950
                        -----------------------------------------------------------------------------------------------------------
                        Old Bridge Township, New Jersey, Board of Education, GO, 5%,
                        7/15/11 (a)(d)                                                                           400        429,596
                        -----------------------------------------------------------------------------------------------------------
                        Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.50%,
                        7/01/35 (b)(o)                                                                         1,250      1,032,338
                        -----------------------------------------------------------------------------------------------------------
                        Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.855%,
                        7/01/36 (b)(o)                                                                           300        247,317
                        -----------------------------------------------------------------------------------------------------------
                        Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                        85th Series, 5.20%, 9/01/18                                                            1,000      1,117,390
                        -----------------------------------------------------------------------------------------------------------
                        Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
                        93rd Series, 6.125%, 6/01/94                                                           1,000      1,127,420
                        -----------------------------------------------------------------------------------------------------------
                        Port Authority of New York and New Jersey, Consolidated Revenue
                        Refunding Bonds, AMT, 147th Series, 4.75%, 4/15/37                                     5,000      4,549,050
                        -----------------------------------------------------------------------------------------------------------
                        Port Authority of New York and New Jersey, Special Obligation Revenue
                        Bonds (JFK International Air Terminal LLC), AMT, Series 6, 6.25%,
                        12/01/09 (a)                                                                           7,000      7,223,090
                        -----------------------------------------------------------------------------------------------------------
                        Port Authority of New York and New Jersey, Special Obligation Revenue
                        Bonds (JFK International Air Terminal LLC), AMT, Series 6, 6.25%,
                        12/01/11 (a)                                                                           1,750      1,855,770
                        -----------------------------------------------------------------------------------------------------------
                        Port Authority of New York and New Jersey, Special Obligation Revenue
                        Bonds (JFK International Air Terminal LLC), AMT, Series 6, 5.75%,
                        12/01/22 (a)                                                                           2,000      2,000,280
                        -----------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw
                        State Office Building Project), 5.375%, 8/15/28 (b)                               $      605  $     644,591
                        -----------------------------------------------------------------------------------------------------------
                        South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                        AMT, 5.20%, 1/01/23                                                                    1,500      1,451,895
                        -----------------------------------------------------------------------------------------------------------
                        Summit, New Jersey, GO, Refunding, 5.25%, 6/01/14                                      1,145      1,281,931
                        -----------------------------------------------------------------------------------------------------------
                        Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                        Revenue Bonds, 7%, 6/01/13 (d)                                                         1,445      1,711,053
                        -----------------------------------------------------------------------------------------------------------
                        Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed
                        Revenue Refunding Bonds, Series 1A, 5%, 6/01/41                                        3,500      2,491,965
                        -----------------------------------------------------------------------------------------------------------
                        Union County, New Jersey, Improvement Authority, Lease Revenue Bonds
                        (Madison Redevelopment Project), 5%, 3/01/25 (b)                                         500        513,035
                        -----------------------------------------------------------------------------------------------------------
                        Union County, New Jersey, Utilities Authority, Senior Lease Revenue
                        Refunding Bonds (Ogden Martin System of Union, Inc.), AMT, Series A,
                        5.50%, 6/01/10 (e)                                                                     2,000      2,063,960
                        -----------------------------------------------------------------------------------------------------------
                        University of Medicine and Dentistry of New Jersey, COP, 5%, 4/15/22 (e)                 250        254,635
                        -----------------------------------------------------------------------------------------------------------
                        University of Medicine and Dentistry of New Jersey, Revenue Bonds,
                        Series A, 5.125%, 12/01/22 (e)                                                           250        255,488
                        -----------------------------------------------------------------------------------------------------------
                        University of Medicine and Dentistry of New Jersey, Revenue Bonds,
                        Series A, 5.50%, 12/01/27 (e)                                                          1,030      1,046,284
                        -----------------------------------------------------------------------------------------------------------
                        University of Medicine and Dentistry of New Jersey, Revenue Bonds,
                        Series A, 5%, 12/01/31 (e)                                                             1,500      1,465,605
                        -----------------------------------------------------------------------------------------------------------
                                                                                                                        235,059,689
-----------------------------------------------------------------------------------------------------------------------------------
Multi-State - 3.9%      Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (p)(q)                                1,000      1,029,970
                        -----------------------------------------------------------------------------------------------------------
                        Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (p)(q)                                4,000      4,335,600
                        -----------------------------------------------------------------------------------------------------------
                        MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (p)(q)                                 4,000      4,098,680
                        -----------------------------------------------------------------------------------------------------------
                        MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (p)(q)                                  2,000      2,128,200
                        -----------------------------------------------------------------------------------------------------------
                                                                                                                         11,592,450
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.6%             Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%,
                        10/01/13                                                                                 600        693,180
                        -----------------------------------------------------------------------------------------------------------
                        Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75%,
                        10/01/33                                                                                 150        151,398
                        -----------------------------------------------------------------------------------------------------------
                        Guam Government Waterworks Authority, Water and Wastewater System,
                        Revenue Refunding Bonds, 5.875%, 7/01/35                                               1,000        956,280
                        -----------------------------------------------------------------------------------------------------------
                                                                                                                          1,800,858
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 11.3%     Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
                        Revenue Bonds, Series A, 6%, 7/01/38                                                   2,000      2,092,040
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Highway and Transportation Authority,
                        Transportation Revenue Bonds, Series B, 6%, 7/01/10 (d)                                3,000      3,230,220
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Highway and Transportation Authority,
                        Transportation Revenue Refunding Bonds, Series D, 5.375%, 7/01/12 (d)                  1,000      1,086,990
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Highway and Transportation Authority,
                        Transportation Revenue Refunding Bonds, Series K, 5%, 7/01/15 (d)                        660        731,570
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.375%, 10/01/16                                 1,600      1,692,720
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.50%, 10/01/17                                  2,000      2,122,600
                        -----------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.50%, 10/01/18                             $    2,000  $   2,120,080
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.50%, 10/01/19                                  2,600      2,714,036
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.50%, 10/01/20                                  1,000      1,043,860
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.375%, 10/01/24 (j)                             1,000      1,040,340
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth, Public Improvement, GO, 5.50%, 7/01/19 (b)                   5,000      5,476,550
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25%,
                        7/01/16 (d)                                                                              310        352,126
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH,
                        5.25%, 7/01/10 (b)(d)                                                                  1,170      1,249,782
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
                        Series SS, 5%, 7/01/25 (a)                                                             1,500      1,473,105
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Housing Financing Authority, Capital Funding Program,
                        Subordinate Revenue Refunding Bonds, 5.125%, 12/01/27                                  2,500      2,462,225
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Industrial, Medical and Environmental Pollution Control
                        Facilities Financing Authority, Special Facilities Revenue Bonds (American
                        Airlines Inc.), Series A, 6.45%, 12/01/25                                              1,345        766,865
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/21 (b)                    1,250      1,277,825
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Public Finance Corporation, Commonwealth Appropriation
                        Revenue Bonds, Series E, 5.50%, 2/01/12 (d)                                            2,000      2,163,460
                        -----------------------------------------------------------------------------------------------------------
                                                                                                                         33,096,394
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin Islands -   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
0.7%                    (Hovensa Coker Project), AMT, 6.50%, 7/01/21                                           1,400      1,402,982
                        -----------------------------------------------------------------------------------------------------------
                        Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                        (Hovensa Refinery), AMT, 5.875%, 7/01/22                                                 750        713,468
                        -----------------------------------------------------------------------------------------------------------
                                                                                                                          2,116,450
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds - 96.5%                                                                   283,665,841
-----------------------------------------------------------------------------------------------------------------------------------

                        Municipal Bonds Transferred to
                        Tender Option Bond Trusts (r)
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 2.1%       New Jersey EDA, School Facilities Construction Revenue Bonds, Series L, 5%,
                        3/01/30 (b)                                                                            1,695      1,726,069
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Housing and Mortgage Finance Agency, Capital Fund
                        Program Revenue Bonds, Series A, 4.70%, 11/01/25 (b)                                   2,175      2,087,392
                        -----------------------------------------------------------------------------------------------------------
                        New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5%,
                        1/01/30 (b)                                                                            2,504      2,544,158
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds Transferred to
                        Tender Option Bond Trusts - 2.1%                                                                  6,357,619
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Long-Term Investments (Cost - $291,161,743) - 98.6%                                       290,023,460
-----------------------------------------------------------------------------------------------------------------------------------

                        Short-Term Securities                                                                 Shares
-----------------------------------------------------------------------------------------------------------------------------------
                        CMA New Jersey Municipal Money Fund, 1.50% (s)(t)                                  5,177,673      5,177,673
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Short-Term Securities (Cost - $5,177,673) - 1.8%                                            5,177,673
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $296,339,416*) - 100.4%                                             $ 295,201,133

                        Other Assets Less Liabilities - 0.9%                                                              2,646,920

                        Liability for Trust Certificates, Including Interest
                        Expense and Fees Payable - (1.3)%                                                                (3,891,483)
                                                                                                                      -------------
                        Net Assets - 100.0%                                                                           $ 293,956,570
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 292,115,595
                                                                  =============
      Gross unrealized appreciation                               $   8,839,850
      Gross unrealized depreciation                                  (9,627,839)
                                                                  -------------
      Net unrealized depreciation                                 $    (787,989)
                                                                  =============
(a)   MBIA Insured.
(b)   FSA Insured.
(c) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(d) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)   AMBAC Insured.
(f)   FNMA Collateralized.
(g)   Assured Guaranty Insured.
(h)   Radian Insured.
(i)   FGIC Insured.
(j)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(k)   Connie Lee Insured.
(l)   ACA Insured.
(m)   GNMA Collateralized.
(n)   FHA Insured.
(o) Represents a step bond. Rate shown reflects the effective yield at the time of purchase.
(p) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to it's stated maturity, and is subject to mandatory redemption at maturity.
(q) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(r) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as a collateral in a financing transaction.
(s)   Represents the current yield as of report date.
(t) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
      Affiliate                                    Net Activity          Income
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund          (10,082,518)         $ 21,675
      --------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:
            --------------------------------------------------------------------
            Valuation                                             Investments in
            Inputs                                                  Securities
            --------------------------------------------------------------------
            Level 1                                                $   5,177,673
            Level 2                                                  290,023,460
            Level 3                                                           --
            --------------------------------------------------------------------
            Total                                                  $ 295,201,133
                                                                   =============

BlackRock Pennsylvania Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 76.3%    Allegheny County, Pennsylvania, GO, Refunding, Series C-57,
                        5%, 11/01/21 (a)                                                                  $    5,875  $   6,095,547
                        -----------------------------------------------------------------------------------------------------------
                        Allegheny County, Pennsylvania, Hospital Development Authority, Health
                        Center Revenue Bonds (University of Pittsburgh Medical Center Health
                        System), Series B, 6%, 7/01/25 (b)                                                     7,000      7,935,970
                        -----------------------------------------------------------------------------------------------------------
                        Allegheny County, Pennsylvania, Hospital Development Authority, Revenue
                        Refunding Bonds (West Penn Allegheny Health System),
                        Series A, 5.375%, 11/15/40                                                             3,120      2,177,666
                        -----------------------------------------------------------------------------------------------------------
                        Allegheny County, Pennsylvania, IDA, Commercial Development Revenue
                        Refunding Bonds (MPB Associates Project), 7.70%, 12/01/13 (c)                          3,525      3,953,393
                        -----------------------------------------------------------------------------------------------------------
                        Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue
                        Refunding Bonds, 5.50%, 11/01/16                                                       1,000      1,012,380
                        -----------------------------------------------------------------------------------------------------------
                        Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue
                        Refunding Bonds (USX Corporation), 6.10%, 7/15/20                                      1,500      1,501,590
                        -----------------------------------------------------------------------------------------------------------
                        Allegheny County, Pennsylvania, IDA, Lease Revenue Refunding Bonds
                        (Residential Resources Inc. Project), 5.125%, 9/01/31                                    905        802,771
                        -----------------------------------------------------------------------------------------------------------
                        Allegheny County, Pennsylvania, Residential Finance Authority, S/F
                        Mortgage Revenue Bonds, AMT, Series TT, 5%, 5/01/35 (d)(e)                               250        214,852
                        -----------------------------------------------------------------------------------------------------------
                        Bradford County, Pennsylvania, IDA, Solid Waste Disposal Revenue
                        Refunding Bonds (International Paper Company Project), AMT,
                        Series B, 5.20%, 12/01/19                                                              1,000        890,490
                        -----------------------------------------------------------------------------------------------------------
                        Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds
                        (Ann's Choice Inc.), Series A, 5.90%, 1/01/27                                            770        732,693
                        -----------------------------------------------------------------------------------------------------------
                        Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood
                        Village Project), Series A, 6%, 10/01/12 (f)                                           1,000      1,129,440
                        -----------------------------------------------------------------------------------------------------------
                        Central Bucks School District, Pennsylvania, GO, Refunding, 5%, 5/15/25                6,000      6,276,780
                        -----------------------------------------------------------------------------------------------------------
                        Chester County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua
                        Pennsylvania, Inc. Project), AMT, Series A, 5%, 2/01/40 (a)                            3,800      3,342,822
                        -----------------------------------------------------------------------------------------------------------
                        Coatesville, Pennsylvania, School District, GO, 5%, 8/01/25 (c)                       13,085     13,600,026
                        -----------------------------------------------------------------------------------------------------------
                        Dauphin County, Pennsylvania, General Authority, Hospital Revenue
                        Refunding Bonds (Hapsco Group - Western Pennsylvania Hospital Project),
                        Series B, 6.25%, 7/01/16 (b)(g)                                                        1,000      1,121,020
                        -----------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list below.

AMT   Alternative Minimum Tax (subject to)
EDR   Economic Development Revenue Bonds
GO    General Obligation Bonds
HFA   Housing Finance Agency
IDA   Industrial Development Authority
IDR   Industrial Development Revenue Bonds
PCR   Pollution Control Revenue Bonds
S/F   Single-Family

BlackRock Pennsylvania Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Delaware County, Pennsylvania, Authority Revenue Bonds (Haverford
                        College), 5.75%, 11/15/25                                                         $    6,795  $   7,160,027
                        -----------------------------------------------------------------------------------------------------------
                        Delaware County, Pennsylvania, Hospital Authority Revenue Refunding
                        Bonds (Crozer-Chester Medical Center), 5%, 12/15/31                                    6,000      4,976,820
                        -----------------------------------------------------------------------------------------------------------
                        Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua
                        Pennsylvania, Inc. Project), AMT, Series A, 5%, 11/01/38 (a)                           2,375      2,090,309
                        -----------------------------------------------------------------------------------------------------------
                        Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds (Aqua
                        Pennsylvania, Inc. Project), AMT, Series C, 5%, 2/01/35 (a)                            5,670      5,039,326
                        -----------------------------------------------------------------------------------------------------------
                        Delaware County, Pennsylvania, IDA, Water Facilities Revenue Bonds
                        (Philadelphia Suburban Water), 6%, 6/01/29 (a)                                         3,400      3,412,512
                        -----------------------------------------------------------------------------------------------------------
                        Delaware River Port Authority of Pennsylvania and New Jersey Revenue
                        Bonds (Port District Project), 5.75%, 1/01/16 (c)                                      8,000      8,323,760
                        -----------------------------------------------------------------------------------------------------------
                        Delaware River Port Authority of Pennsylvania and New Jersey Revenue
                        Bonds (Port District Project), 5.75%, 1/01/22 (c)                                     40,000     41,159,600
                        -----------------------------------------------------------------------------------------------------------
                        Delaware River Port Authority of Pennsylvania and New Jersey Revenue
                        Bonds (Port District Project), Series B, 5.70%, 1/01/22 (c)                            8,930      9,177,718
                        -----------------------------------------------------------------------------------------------------------
                        Delaware Valley Regional Finance Authority, Pennsylvania, Local
                        Government Revenue Bonds, 5.75%, 7/01/32                                              21,000     21,776,160
                        -----------------------------------------------------------------------------------------------------------
                        Delaware Valley Regional Finance Authority, Pennsylvania, Local
                        Government Revenue Refunding Bonds, Series A, 5.50%, 6/01/37                          10,000     11,034,700
                        -----------------------------------------------------------------------------------------------------------
                        East Stroudsburg, Pennsylvania, Area School District, GO,
                        Refunding, 5%, 9/01/25 (c)                                                             3,180      3,294,289
                        -----------------------------------------------------------------------------------------------------------
                        East Stroudsburg, Pennsylvania, Area School District, GO, Series A, 7.75%,
                        9/01/27 (a)                                                                            3,700      4,434,117
                        -----------------------------------------------------------------------------------------------------------
                        Fulton County, Pennsylvania, IDA, Hospital Revenue Bonds (Fulton County
                        Medical Center Project), 5.90%, 7/01/40                                                  500        439,890
                        -----------------------------------------------------------------------------------------------------------
                        Hollidaysburg, Pennsylvania, Area School District, GO, Series C, 5%,
                        3/15/22 (c)                                                                            1,000      1,050,320
                        -----------------------------------------------------------------------------------------------------------
                        Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
                        (Brethren Village Project), Series A, 6.50%, 7/01/40                                   1,750      1,733,533
                        -----------------------------------------------------------------------------------------------------------
                        Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
                        (Masonic Homes Project), 5%, 11/01/26                                                  1,550      1,487,845
                        -----------------------------------------------------------------------------------------------------------
                        Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
                        (Masonic Homes Project), 5%, 11/01/31                                                  3,000      2,786,820
                        -----------------------------------------------------------------------------------------------------------
                        Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds
                        (Masonic Homes Project), 5%, 11/01/36                                                  3,695      3,358,090
                        -----------------------------------------------------------------------------------------------------------
                        Lancaster, Pennsylvania, Higher Education Authority, College Revenue
                        Bonds (Franklin & Marshall College Project), 5%, 4/15/37                               2,930      2,894,664
                        -----------------------------------------------------------------------------------------------------------
                        Lebanon County, Pennsylvania, Health Facilities Authority, Health Center
                        Revenue Bonds (Pleasant View Retirement Project), Series A, 5.30%,
                        12/15/26                                                                               1,000        869,670
                        -----------------------------------------------------------------------------------------------------------
                        Lehigh County, Pennsylvania, General Purpose Authority, Revenue
                        Refunding Bonds (Kids Peace Corporation), 5.70%, 11/01/09 (h)                          1,300      1,283,438
                        -----------------------------------------------------------------------------------------------------------
                        McKeesport, Pennsylvania, Area School District, GO, Refunding,
                        Series A, 5%, 10/01/24 (c)                                                             6,000      6,198,540
                        -----------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds
                        (Lewiston Hospital), 6.20%, 1/01/11 (f)(i)                                        $    1,000  $   1,096,310
                        -----------------------------------------------------------------------------------------------------------
                        Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds
                        (Lewiston Hospital), 6.40%, 1/01/11 (f)(i)                                             2,550      2,807,117
                        -----------------------------------------------------------------------------------------------------------
                        Mifflin County, Pennsylvania, School District, GO, 7.50%, 9/01/22 (j)                  2,300      2,760,000
                        -----------------------------------------------------------------------------------------------------------
                        Monroe County, Pennsylvania, Hospital Authority Revenue Refunding Bonds
                        (Pocono Medical Center), 5.125%, 1/01/37                                               4,140      3,659,180
                        -----------------------------------------------------------------------------------------------------------
                        Montgomery County, Pennsylvania, Higher Education and Health Authority,
                        Revenue Refunding Bonds (Holy Redeemer Health System Project), Series A,
                        5.25%, 10/01/27 (k)                                                                    9,000      8,735,670
                        -----------------------------------------------------------------------------------------------------------
                        Montgomery County, Pennsylvania, IDA, Revenue Refunding Bonds
                        (Foulkeways at Gwynedd Project), Series A, 5%, 12/01/24                                1,000        905,670
                        -----------------------------------------------------------------------------------------------------------
                        Montgomery County, Pennsylvania, IDA, Water Facilities Revenue Bonds
                        (Aqua Pennsylvania, Inc. Project), Series A, 5.25%, 7/01/42                            3,900      3,651,024
                        -----------------------------------------------------------------------------------------------------------
                        Northumberland County, Pennsylvania, IDA, Water Facilities Revenue
                        Refunding Bonds (Aqua Pennsylvania Inc. Project), AMT,
                        5.05%, 10/01/39 (a)                                                                    2,500      2,216,550
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania Convention Center Authority Revenue Bonds, Series A, 6.70%,
                        9/01/16 (a)(g)                                                                         1,000      1,158,730
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania Economic Development Financing Authority, Solid Waste
                        Disposal Revenue Bonds (Waste Management Inc. Project), AMT,
                        Series A, 5.10%, 10/01/27                                                                300        242,721
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                        Series 63A, 5.50%, 4/01/30 (l)                                                        13,155      3,341,107
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                        Series 66A, 5.65%, 4/01/29                                                             1,045      1,052,743
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                        Series 73A, 5.45%, 10/01/32                                                            2,000      2,066,700
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                        Series 96A, 4.70%, 10/01/37                                                            6,500      5,252,650
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                        Series 97A, 4.65%, 10/01/31                                                            6,700      5,519,125
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                        Series 99A, 5.25%, 10/01/32                                                            4,800      4,332,864
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
                        Series 103C, 5.40%, 10/01/33 (m)                                                       4,700      4,694,642
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State, GO, First Series, 5%, 10/01/26                                     5,000      5,195,250
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State, GO, Second Series A, 5%, 8/01/24                                   6,000      6,303,780
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Higher Educational Facilities Authority Revenue Bonds,
                        5%, 6/15/25 (b)                                                                        3,140      3,213,821
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Higher Educational Facilities Authority Revenue Bonds,
                        5%, 6/15/26 (b)                                                                        3,300      3,365,637
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Higher Educational Facilities Authority Revenue Bonds
                        (Lafayette College Project), 6%, 5/01/30                                                 155        161,284
                        -----------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Pennsylvania State Higher Educational Facilities Authority, Revenue
                        Refunding Bonds (University of the Sciences in Philadelphia),
                        5%, 11/01/32 (n)                                                                  $    5,000  $   5,023,400
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State, IDA, EDR, Refunding, 5.50%, 7/01/12 (f)(k)                           305        338,211
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State, IDA, EDR, Refunding, 5.50%, 7/01/16 (k)                            7,695      8,324,759
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Public School Building Authority, College Revenue Bonds
                        (Montgomery County Community College), 5%, 5/01/27 (c)                                 1,790      1,841,051
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Public School Building Authority, Revenue Refunding
                        Bonds (The School District of Philadelphia Project), Series B,
                        5%, 6/01/24 (c)                                                                        9,000      9,338,310
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds,
                        Series C, 5%, 12/01/32 (b)                                                            11,000     11,069,410
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                        Series A, 5%, 12/01/26 (k)                                                             3,310      3,343,663
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                        Series A, 5%, 8/15/28                                                                  6,045      6,219,338
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                        Series A, 5%, 8/15/29                                                                  2,000      2,048,440
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                        Series A, 5%, 12/01/34 (k)                                                             1,995      1,977,564
                        -----------------------------------------------------------------------------------------------------------
                        Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                        Series A1, 5%, 6/01/33 (n)                                                             3,000      3,006,660
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Airport Revenue Bonds (Philadelphia Airport
                        System), AMT, Series A, 5%, 6/15/32 (c)                                               15,000     13,786,500
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Authority for IDR (American College of
                        Physicians), 5.375%, 11/15/12 (g)                                                      3,945      3,954,705
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Authority for IDR (American College of
                        Physicians), 5.50%, 11/15/16 (g)                                                       1,650      1,654,257
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Authority for IDR (American College of
                        Physicians), 5.50%, 6/15/20                                                            6,370      6,466,633
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Authority for IDR (American College of
                        Physicians), 5.50%, 6/15/25                                                            8,315      8,393,327
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Authority for IDR, Senior Living (Rieder House
                        Project), Series A, 6.10%, 7/01/33                                                       500        485,035
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Authority for IDR, Senior Living (Saligman
                        House Project), Series C, 6.10%, 7/01/33                                                 500        485,035
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7%,
                        5/15/20 (b)(g)                                                                         1,745      2,098,834
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                        Authority, Hospital Revenue Refunding Bonds (Presbyterian Medical
                        Center), 6.65%, 12/01/19 (g)                                                           3,000      3,601,530
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities
                        Authority, Hospital Revenue Refunding Bonds (Temple University Health
                        System), Series A, 5.50%, 7/01/30                                                      5,535      5,130,336
                        -----------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue
                        Bonds, 5.40%, 9/01/15 (k)                                                         $    5,900  $   5,941,182
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Parking Authority, Airport Parking Revenue
                        Bonds, 5.625%, 9/01/17 (c)                                                             4,495      4,668,282
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue
                        Bonds, AMT, Series B, 5%, 4/15/27 (a)                                                    415        390,515
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, School District, GO, Refunding, Series A, 5%,
                        8/01/15 (k)                                                                            9,105      9,847,786
                        -----------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,
                        Series A, 5%, 7/01/27 (c)                                                              6,500      6,639,230
                        -----------------------------------------------------------------------------------------------------------
                        Sayre, Pennsylvania, Health Care Facilities Authority, Revenue
                        Refunding Bonds (Guthrie Healthcare System), Series A,
                        5.875%, 12/01/31                                                                         320        324,054
                        -----------------------------------------------------------------------------------------------------------
                        Scranton, Pennsylvania, School District, GO, Series A, 5%, 7/15/38 (c)                 5,430      5,462,037
                        -----------------------------------------------------------------------------------------------------------
                        Souderton, Pennsylvania, Area School District, GO, 5%, 11/15/22 (a)                    4,390      4,554,274
                        -----------------------------------------------------------------------------------------------------------
                        South Fork Municipal Authority, Pennsylvania, Hospital Revenue
                        Refunding Bonds (Good Samaritan Medical Center), Series B, 5.375%,
                        7/01/16 (b)                                                                            3,645      3,653,128
                        -----------------------------------------------------------------------------------------------------------
                        Southcentral General Authority, Pennsylvania, Revenue Refunding Bonds
                        (Wellspan Health Obligated), 5.625%, 5/15/26 (g)                                         315        331,667
                        -----------------------------------------------------------------------------------------------------------
                        Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System
                        Revenue Bonds, AMT, Series A, 6.50%, 1/01/38                                           2,400      2,283,936
                        -----------------------------------------------------------------------------------------------------------
                        Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                        (Capital Projects and Equipment Program), 6.15%, 12/01/29 (k)                            915        901,248
                        -----------------------------------------------------------------------------------------------------------
                        Washington County, Pennsylvania, IDA, PCR (West Penn Power), Refunding,
                        Series G, 6.05%, 4/01/14 (k)                                                           2,500      2,507,550
                        -----------------------------------------------------------------------------------------------------------
                        West Chester, Pennsylvania, Area School District, GO, Series A,
                        5%, 5/15/18 (c)                                                                        7,715      8,229,513
                        -----------------------------------------------------------------------------------------------------------
                        West Chester, Pennsylvania, Area School District, GO, Series A,
                        5%, 5/15/22 (c)                                                                        7,550      7,916,855
                        -----------------------------------------------------------------------------------------------------------
                        Wilkes-Barre, Pennsylvania, Financing Authority, Revenue Refunding Bonds
                        (Wilkes University Project), 5%, 3/01/37                                               1,800      1,557,810
                                                                                                                      -------------
                                                                                                                        430,298,228
-----------------------------------------------------------------------------------------------------------------------------------
Multi-State - 9.1%      Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (o)(p)                               25,000     25,749,250
                        -----------------------------------------------------------------------------------------------------------
                        Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (o)(p)                               10,000     10,839,000
                        -----------------------------------------------------------------------------------------------------------
                        MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (o)(p)                                 4,000      4,098,680
                        -----------------------------------------------------------------------------------------------------------
                        MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (o)(p)                                 10,000     10,641,000
                                                                                                                      -------------
                                                                                                                         51,327,930
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.6%             Commonwealth of the Northern Mariana Islands, Guam, GO, Series A,
                        6.75%, 10/01/13 (f)                                                                      500        577,650
                        -----------------------------------------------------------------------------------------------------------
                        Guam Economic Development and Commerce Authority, Tobacco
                        Settlement Asset-Backed Revenue Refunding Bonds, 5.625%, 6/01/47                       1,750      1,623,178
                        -----------------------------------------------------------------------------------------------------------
                        Guam Government Waterworks Authority, Water and Wastewater System,
                        Revenue Refunding Bonds, 6%, 7/01/25                                                   1,000        990,920
                                                                                                                      -------------
                                                                                                                          3,191,748
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds                                                                        (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 8.5%      Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue
                        Refunding Bonds, 5.375%, 5/15/33                                                  $    1,170  $   1,084,087
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
                        Revenue Bonds, Series A, 6%, 7/01/38                                                   3,600      3,765,672
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth, GO, Refunding, Sub-Series C-7,
                        6%, 7/01/27 (b)                                                                        5,500      5,791,775
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Highway and Transportation Authority,
                        Transportation Revenue Bonds, Series G, 5%, 7/01/33                                      685        655,840
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.375%, 10/01/16                                 1,600      1,692,720
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.50%, 10/01/17                                  2,000      2,122,600
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.50%, 10/01/18                                  2,000      2,120,080
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.50%, 10/01/19                                  2,750      2,870,615
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.50%, 10/01/20                                  1,000      1,043,860
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special
                        Obligation Refunding Bonds, Series A, 5.375%, 10/01/24                                 1,000      1,040,340
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax
                        Revenue Bonds, Series B, 5%, 7/01/41                                                   7,700      7,353,346
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth, Public Improvement, GO, Refunding,
                        Series A, 5.50%, 7/01/20 (b)                                                           7,500      7,760,250
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Commonwealth, Public Improvement, GO, Series A,
                        5.25%, 7/01/37                                                                         3,000      2,951,610
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Electric Power Authority, Power Revenue Bonds,
                        Series WW, 5.50%, 7/01/38                                                              4,450      4,534,283
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American
                        Airlines), AMT, Series A, 6.25%, 6/01/26                                                 750        420,045
                        -----------------------------------------------------------------------------------------------------------
                        Puerto Rico Public Buildings Authority, Government Facilities Revenue
                        Refunding Bonds, Series D, 5.375%, 7/01/33                                             2,940      2,943,293
                                                                                                                      -------------
                                                                                                                         48,150,416
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds
Islands - 0.4%          (Hovensa Coker Project), AMT, 6.50%, 7/01/21                                           1,000      1,002,130
                        -----------------------------------------------------------------------------------------------------------
                        Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
                        (Hovensa Refinery), AMT, 6.125%, 7/01/22                                                 500        487,000
                        -----------------------------------------------------------------------------------------------------------
                        Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
                        Series A, 5%, 7/01/31                                                                  1,000        905,220
                                                                                                                      -------------
                                                                                                                          2,394,350
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds - 94.9%                                                                   535,362,672
-----------------------------------------------------------------------------------------------------------------------------------

                        Municipal Bonds Transferred to Tender Option Bond Trusts (q)
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 2.8%     Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds,
                        Series A, 5.50%, 12/01/31 (k)                                                          1,600      1,654,544
                        -----------------------------------------------------------------------------------------------------------

BlackRock Pennsylvania Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                                                                                Par
                        Municipal Bonds Transferred to Tender Option Bond Trusts (q)                           (000)      Value
-----------------------------------------------------------------------------------------------------------------------------------
                        Philadelphia, Pennsylvania, Airport Revenue Bonds, AMT,
                        Series A, 5%, 6/15/37 (c)                                                         $   15,000  $  13,600,200
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Municipal Bonds Transferred to
                        Tender Option Bond Trusts - 2.8%                                                                 15,254,744
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Long-Term Investments (Cost - $556,392,433) - 97.7%                                       550,617,416
-----------------------------------------------------------------------------------------------------------------------------------

                        Short-Term Securities                                                                 Shares
-----------------------------------------------------------------------------------------------------------------------------------
                        CMA Pennsylvania Municipal Money Fund,
                        1.28% (r)(s)                                                                      21,694,472     21,694,472
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Short-Term Securities (Cost - $21,694,472) - 3.8%                                          21,694,472
-----------------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost - $578,086,905*) - 101.5%                                               572,311,888

                        Liabilities in Excess of Other Assets - (0.0)%                                                     (268,695)

                        Liability for Trust Certificates, Including Interest Expense and
                        Fees Payable - (1.5)%                                                                            (8,340,336)
                                                                                                                      -------------
                        Net Assets - 100.0%                                                                           $ 563,702,857
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purposes, were are follows:
      Aggregate cost                                              $ 569,434,020
                                                                  =============
      Gross unrealized appreciation                               $  11,601,502
      Gross unrealized depreciation                                 (17,023,634)
                                                                  -------------
      Net unrealized depreciation                                 $  (5,422,132)
                                                                  =============
(a)   FGIC Insured.
(b)   MBIA Insured.
(c)   FSA Insured.
(d)   FNMA Collateralized.
(e)   GNMA Collateralized.
(f) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)   Security is collateralized by Municipal or U.S. Treasury Obligations.
(h)   ACA Insured.
(i)   Radian Insured.
(j)   XL Capital Insured.
(k)   AMBAC Insured.
(l) Represents a zero-coupon bond. Rate shown reflects the effective yield at the time of purchase.
(m)   When-issued security.
(n)   Assured Guaranty Insured.
(o) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(p) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to it's stated maturity, and is subject to mandatory redemption at maturity.
(q) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

BlackRock Pennsylvania Municipal Bond Fund of
BlackRock Multi-State Municipal Series Trust
Schedule of Investments August 31, 2008 (Unaudited)

(r) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                         Net
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      CMA Pennsylvania
          Municipal Money Fund                        10,424,824         $48,958
      --------------------------------------------------------------------------
(s)   Represents the current yield as of report date.

o Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:
            --------------------------------------------------------------------
            Valuation                                             Investments in
            Inputs                                                  Securities
            --------------------------------------------------------------------
            Level 1                                                $  21,694,472
            Level 2                                                  550,617,416
            Level 3                                                           --
            --------------------------------------------------------------------
            Total                                                  $ 572,311,888
                                                                   =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-State Municipal Series Trust


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-State Municipal Series Trust

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-State Municipal Series Trust

Date: October 20, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-State Municipal Series Trust

Date: October 20, 2008